SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of information relating Segments

	Years ended December 31,
	2022	2023	2024

Net revenue from external customers:
– Service revenue	9,260,361	9,780,200	10,287,484
– Equipment sales	7,740	564	180
	9,268,101	9,780,764	10,287,664
Net revenue from discontinued operations:
– Service revenue	—	1,684	34,404
Net revenue	9,268,101	9,782,448	10,322,068
Cost of revenue	(7,316,603)	(7,831,222)	(8,099,439)
Operating expenses (Note i)	(1,238,264)	(4,158,447)	(1,070,636)
Other segment items (Note ii)	(1,541,552)	(1,734,373)	(1,766,852)
Income tax (expenses) benefits	(276,235)	15,577	(156,053)
Net loss from continuing operations	(1,104,553)	(3,926,017)	(770,912)
Plus (deduct):
Depreciation and amortization	3,120,302	3,368,474	3,243,004
Impairment losses of long-lived assets	12,759	3,013,416	—
Interest income	(42,231)	(94,008)	(89,780)
Interest expenses	1,878,155	1,936,537	1,924,631
Other adjustments (Note iii)	469,292	434,602	569,493
Adjusted EBITDA	4,333,724	4,733,004	4,876,436
Other information:
(Loss) gain from equity method investment	(9,934)	110	(347)
Note i:	Operating expenses include selling and marketing expenses, general and administrative expenses, research and development expenses and impairment losses of long-lived assets.
Note ii:	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants, gain from purchase price adjustment and others, net.
Note iii:

Other adjustments include operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses, gain from purchase price adjustment and income tax expenses (benefits).

	As of December 31,
	2023	2024

Investment in equity method investees	958	7,538,215
Total assets, excluding assets of discontinued operations	65,098,129	73,648,628

	Years ended December 31,
	2022	2023	2024

Payments for purchase of property and equipment and land use rights	5,866,460	3,193,971	3,169,287

Schedule of long-lived assets

	As of December 31,
	2023	2024

PRC	45,315,466	45,108,954
Hong Kong SAR	804,272	786,390
Others	86	5,085

Total	46,119,824	45,900,429